T. ROWE PRICE Summit Municipal Income Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 2,097 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 100.0%
ALABAMA  1.9%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,616
Alabama State Univ., 5.50%, 9/1/45 (2) 1,700 1,842
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,381
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,197
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,723
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 12/1/55
(Tender 8/1/35)  4,125 4,423
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,501
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  4,500 4,789
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (3) 2,875 2,766
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (3) 2,775 2,572
Selma Ind. Dev. Board, Int'l. Paper, Series A, 4.20%, 5/1/34  3,000 3,165
Southeast Energy Auth. A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,071
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,925 3,224
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 3,765 3,788
54,058
ARIZONA  1.1%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.16%, 1/1/37  505 501
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,448
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (3) 1,025 1,046
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (3) 6,625 6,761
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (3) 1,760 1,817

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (3) 1,760 1,813
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (3) 3,000 3,035
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (3) 2,115 2,120
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 896
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  5,050 5,061
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (4) 2,345 2,035
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 744
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 839
Tempe IDA, Friendship Village of Tempe Project, Series A,
5.625%, 12/1/60  2,000 2,030
31,146
ARKANSAS  0.2%
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 2,500 2,689
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (3)(4) 2,500 2,710
5,399
CALIFORNIA  8.5%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (5) 5,000 3,671
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,180 3,459
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  2,480 2,660
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,893
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B, VRDN, 5.00%, 3/1/56 (Tender 11/1/35)  9,450 10,320
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,693
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, 5.00%, 12/1/35  7,725 8,588
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,141
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 2,960 2,322
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 10,000 7,803
California Community Housing Agency, Verdant at Green
Valley, Series A, 5.00%, 8/1/49 (4) 680 625
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 564

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  5,000 5,283
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 603
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,155
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  475 496
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,776 3,953
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (3) 2,855 2,927
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,630
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,015 5,062
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (2) 1,775 1,788
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,776
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (4) 6,070 6,494
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (4) 3,225 2,868
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (4) 1,250 1,118
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (4) 1,500 1,381
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,827
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 875 826
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,603
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (4) 600 604
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 1,390 1,391
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 1,630 1,647
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  325 334
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 952
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 856
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,176

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,037
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,366
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,120 4,204
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 2,035 1,861
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (4) 960 851
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (4) 3,680 3,053
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (4) 3,385 2,495
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (4) 2,826 2,155
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  10,000 1,049
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,943
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,838
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,659
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (3) 6,400 6,418
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 5,475 5,020
Los Angeles Dept. of Airports, Los Angeles Int'l., 5.00%,
5/15/43 (3) 5,300 5,446
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (3) 2,000 1,995
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 13,350 14,140
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 4,919
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,367
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,940
Sacramento County Airport, Series C, 5.00%, 7/1/37 (3) 1,410 1,460
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 692
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,634
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (4) 2,090 2,150

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (4) 2,455 2,461
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (4) 1,655 1,655
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.25%, 7/1/43 (3) 1,700 1,872
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.50%, 7/1/55 (3) 3,050 3,242
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 784
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (3) 21,175 21,682
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (3) 3,230 3,549
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 9,000 9,538
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (3) 7,055 7,564
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,602
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,647
238,777
COLORADO  2.5%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/44  2,875 3,284
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/45  1,575 1,775
Colorado, COP, 6.00%, 12/15/40  9,325 10,866
Colorado, COP, 6.00%, 12/15/41  12,435 14,436
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (4) 1,000 988
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,382
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,872
Colorado HFA, Children's Hosp., VRDN, 3.25%, 12/1/52  825 825
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 1,285 926
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 440 308
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,685
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,350

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,900
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  2,125 2,149
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,340
Denver City & County Airport, Series A, 5.25%, 12/1/48 (3) 11,110 11,261
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 501
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,057 1,000
Parterre Metropolitan Dist. No. 5, Series A, GO, 5.875%,
12/1/45  1,000 1,044
69,892
CONNECTICUT  1.0%
Connecticut, Series B, GO, 3.00%, 1/15/42 (5) 6,200 5,389
Connecticut, Series C, GO, 5.00%, 6/15/32  350 403
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,281
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/45 (6) 8,500 8,924
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.50%,
7/1/51 (6) 4,600 4,911
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,571
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 860
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 530
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  2,910 3,122
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 1,235 309
29,300
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,240
Delaware HFA, Bayhealth Medical Center Project, Series A,
4.00%, 7/1/40  1,825 1,827
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,736
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,232
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  7,360 7,562
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,538
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,652
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,839
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (4) 400 402
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (4) 400 402
29,430

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/42  6,125 6,827
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/43  3,425 3,759
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,348
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 6/1/50  12,600 13,448
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,320
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,819
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 363
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 496
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 868
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,374
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (3) 5,000 5,137
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/43 (3) 1,200 1,342
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/44 (3) 4,050 4,474
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (3) 4,400 4,602
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 7,200 6,354
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,612
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  7,250 7,423
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,026
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/50  3,000 3,176
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,192
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  2,500 2,325
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  3,090 3,223
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,925 9,302
98,810

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
FLORIDA  4.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (8)(9) 569 8
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,492
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  575 568
Braddock Lakes Community Dev. Dist., 5.55%, 5/1/45  700 700
Braddock Lakes Community Dev. Dist., 5.75%, 5/1/55  1,425 1,404
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 558
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 426
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (4) 3,500 3,405
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (4) 1,275 1,221
East Nassau Stewardship Dist., PDP No. 4 Project,
Series 2025, 6.00%, 5/1/45  4,100 4,253
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,475 2,534
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/45 (4) 1,600 1,662
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (4) 875 901
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (3)(4) 5,500 5,517
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (4) 1,410 1,402
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 1,515 1,465
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 2,975 2,625
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (3) 705 726
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (3) 4,250 4,516
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series E, 5.00%, 10/1/48 (3) 4,500 4,527
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 3.20%, 11/1/38  555 555
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,274
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (3) 580 609
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (3) 600 631

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (3) 3,525 3,561
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 1,960 1,679
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,455
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/55  15,000 15,908
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  710 713
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  1,720 1,714
Kingston One Community Dev. Dist., Assessment Area One -
2025 Project, 6.00%, 5/1/57  5,000 5,106
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 984
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast, 5.80%, 5/1/45  1,700 1,765
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (2)(3) 4,325 4,466
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (3) 3,525 3,657
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 1,007
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (3) 6,250 7,171
Miami-Dade County Aviation Revenue, Series A, 5.50%,
10/1/55 (3) 5,000 5,229
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 5,882
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,830
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  4,000 3,526
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,476
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (4) 3,275 3,239
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,174
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,196
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,000 1,038
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,520 2,558
138,313
GEORGIA  5.7%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (3) 1,100 1,206
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (3) 8,250 8,865
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (3) 3,990 4,234

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 835 451
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,405 1,839
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 6,843 6,161
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
5.00%, 7/1/35 (4) 1,515 1,596
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/50 (4) 1,525 1,580
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/55 (4) 5,250 5,409
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,607
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,758
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  5,385 5,275
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, PCR, 3.30%, 11/1/52 (3) 3,675 3,675
Burke County Dev. Auth., Georgia Power Plant Vogtle, First
Series, VRDN, PCR, 3.25%, 7/1/49  1,900 1,900
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,380
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,829
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,004
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,854
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,628
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,430
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,617
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,088
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,141
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,565 9,779
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (4) 4,545 4,293
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,115
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,634
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,503
Georgia, Group 3, Series A, GO, 3.00%, 8/1/40  6,500 6,009
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,081

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,964
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,848
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,670
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,613
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,913
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,803
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 262
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (5) 3,265 3,268
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,469
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (5) 4,100 4,251
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 1,625 1,604
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (2) 1,200 1,227
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/50 (2) 1,000 1,066
159,899
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,297
1,297
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (3) 4,230 4,306
Hawaii Airports System, Series A, 5.50%, 7/1/54 (3) 3,000 3,189
7,495
IDAHO  0.2%
Idaho, Series A, 5.25%, 8/15/48  3,100 3,295
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 2,485 2,360
5,655
ILLINOIS  2.4%
Chicago, Series A, GO, 5.50%, 1/1/49  655 657
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (3) 5,700 5,427
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3) 6,675 6,928

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,590
Cook County Sales Tax Revenue, 5.00%, 11/15/46  14,770 15,365
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,012
Illinois, GO, 5.00%, 2/1/39  820 900
Illinois, GO, 5.50%, 5/1/26  1,150 1,158
Illinois, Series A, GO, 5.00%, 10/1/31  705 746
Illinois, Series A, GO, 5.50%, 3/1/42  4,990 5,406
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,703
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,610
Illinois, Series B, GO, 5.00%, 10/1/32  845 891
Illinois, Series B, GO, 5.25%, 5/1/47  900 935
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,034
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,033
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,593
Illinois Fin. Auth., Series C, 5.00%, 2/15/34  255 261
Illinois Fin. Auth., Series C, 5.00%, 2/15/34 (Prerefunded
2/15/27) (10) 50 51
Illinois Fin. Auth., Series C, 5.00%, 2/15/36  375 382
Illinois Fin. Auth., Series C, 5.00%, 2/15/36 (Prerefunded
2/15/27) (10) 75 77
Illinois Fin. Auth., Series C, 5.00%, 2/15/41  680 689
Illinois Fin. Auth., Series C, 5.00%, 2/15/41 (Prerefunded
2/15/27) (10) 630 647
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (4) 1,100 1,124
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN,
3.25%, 11/15/37  950 950
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 815
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 647
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 830
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 1,410 1,638
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (11) 1,705 1,748
66,847
INDIANA  0.9%
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  2,400 2,614
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/43  1,400 1,508
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 6,077
Indiana Fin. Auth., Republic Services Project, Series A, VRDN,
3.45%, 5/1/28 (Tender 3/2/26) (3) 3,500 3,501

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,236
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 873
Indiana Housing & Community Dev. Auth., Series C-1, 4.85%,
7/1/45  4,850 4,906
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (3)(4) 2,025 2,060
25,775
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,800 1,827
Iowa Fin. Auth., Unity Point Health Project, Series B-1, VRDN,
3.20%, 2/15/39  20 20
1,847
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 4,050 4,259
4,259
KENTUCKY  1.7%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 420
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 336
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 449
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 247
Henderson, Pratt Paper Project, Series A, 4.70%, 1/1/52 (3)(4) 1,000 941
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,139
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 1,005
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,030
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,588
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,387
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,453
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,642
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,784
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,205
Louisville & Jefferson County, North Healthcare, VRDN, 3.15%,
10/1/53  13,000 13,000
46,626

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
LOUISIANA  0.2%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 1,400 1,476
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (3) 885 891
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,324
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,077
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 704
5,472
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (3)(4) 1,000 1,034
1,034
MARYLAND  4.6%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,103
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,544
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,108
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,530
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 7,284
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 316
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 214
Maryland CDA, Series A, 4.50%, 9/1/48  900 915
Maryland CDA, Series D, 3.25%, 9/1/50  5,125 5,110
Maryland DOT, Series A, 5.25%, 8/1/49 (2)(3) 5,825 6,087
Maryland DOT, Series B, 4.00%, 8/1/37 (3) 1,485 1,501
Maryland DOT, Series B, 4.00%, 8/1/38 (3) 1,370 1,380
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (3) 3,700 3,724
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (3) 2,500 2,491
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (3) 6,600 6,547
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,349
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (2) 8,225 8,349
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,060 1,656
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,039
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,410

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 3.15%, 6/1/48  1,100 1,100
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 5,001
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,402
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,620
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,822
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,227
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,437
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,066
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,187
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,208
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (2) 1,760 1,907
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,290 3,858
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,900
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,760
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 214
Town of Chestertown, Washington College, 6.25%, 3/1/45  1,000 996
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,400 1,389
Town of Chestertown, Washington College, 6.50%, 3/1/55  1,000 981
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,154
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,427
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 2,047
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 9,284
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,523
128,167
MASSACHUSETTS  1.3%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,114
Massachusetts, Series C, GO, 5.00%, 6/1/44  5,000 5,467
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,527
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (2) 5,150 5,530
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 700 673

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (3) 4,590 4,098
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (3) 7,500 6,852
36,261
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/27  565 578
Detroit, GO, 5.50%, 4/1/32  415 456
Detroit, GO, 5.50%, 4/1/34  235 257
Detroit, GO, 5.50%, 4/1/36  305 331
Detroit, GO, 5.50%, 4/1/38  690 742
Detroit, GO, 5.50%, 4/1/40  475 506
Detroit, GO, 5.50%, 4/1/45  355 368
Detroit, GO, 5.50%, 4/1/50  705 723
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  2,400 2,407
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  1,885 1,900
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  5,885 6,213
Great Lakes Water Auth. Water Supply, Second Lien, Series D,
5.25%, 7/1/42  3,580 4,008
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  550 562
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 794
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,506
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,309
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,500
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,032
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,480
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,450
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,538
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,096
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(4) 7,050 7,205
52,961
MINNESOTA  0.7%
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 8,116
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,040 3,451
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,885 3,255
Shakopee MN Senior Housing Revenue, Benedictine Senior
Living Obligated Group - Windermere Way Project, 5.875%,
11/1/65  1,500 1,512

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (4) 2,000 1,878
18,212
MISSISSIPPI  0.1%
Mississippi Business Fin., Mississippi Power Project, VRDN,
3.30%, 5/1/28 (3) 2,000 2,000
Warren County, Int'l. Paper, 4.00%, 9/1/32  1,000 1,043
3,043
MISSOURI  0.9%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,847
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,210
Kansas City IDA, Platte purchase Project, 6.00%, 1/1/48 (4) 2,500 2,533
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.15%,
6/1/44  4,050 4,050
Phelps County, Phelps Health, 5.75%, 12/1/45  1,500 1,615
Phelps County, Phelps Health, 6.00%, 12/1/55  2,875 3,055
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,528
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 540
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,343
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 566
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  40 39
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 390
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 311
24,027
NEBRASKA  0.5%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  14,075 15,120
15,120
NEVADA  0.3%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,586
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,269
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,775
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (3) 3,550 3,663
9,293
NEW HAMPSHIRE  1.2%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,589 3,683
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,663 2,597

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (10) 4,965 5,035
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,742 2,677
New Hampshire Business Fin. Auth., Series 2025-1, Class A,
4.75%, 6/20/41 (Tender 6/1/35)  6,137 6,409
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  695 659
New Hampshire Business Fin. Auth., Series A, Class A, VR,
4.162%, 10/1/51  4,364 4,400
New Hampshire Business Fin. Auth., Series A-1, VR, 4.946%,
2/20/41  5,221 5,514
New Hampshire Business Fin. Auth., Series A-2, VR, 4.946%,
2/20/41  2,748 2,785
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (4) 678 410
34,169
NEW JERSEY  2.2%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 1,760 1,767
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,215
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(3) 705 709
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(3) 775 779
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (3) 6,115 6,122
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (3) 1,435 1,436
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (3) 4,775 4,864
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (3) 3,085 3,088
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (3)(4) 1,600 1,668
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (3)(4) 1,200 1,245
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 712
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,430
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,643
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,625 5,661

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,775 1,799
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,338
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (10) 1,330 1,572
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,224
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,275 2,292
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,301
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,086
62,951
NEW YORK  9.0%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 975 977
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,589
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,620
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,834
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,823
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/54  9,395 8,505
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,089
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/45  700 751
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,765
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 7,177
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,307
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 1,300 1,317
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,444
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,862
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,124
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,116
Empire State Dev., Series A, 5.00%, 3/15/50  3,395 3,515

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,654
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 425
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,782
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 611
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 2,820 2,886
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  2,230 2,260
New York City, Series C-1, GO, 5.00%, 9/1/42  4,615 5,024
New York City, Series C-1, GO, 5.25%, 9/1/45  5,850 6,283
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,652
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,269
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,858
New York City, Series E, GO, 5.00%, 8/1/44  5,000 5,340
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (10) 2,820 2,903
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (10) 550 570
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
2.75%, 2/1/51  4,850 3,274
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,725 2,779
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,945 1,894
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 3,750 2,845
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,888
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,220
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,197
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,089
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,284
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.25%, 5/1/47  18,000 19,221
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  5,250 5,648
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,689

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,192
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,290
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,900
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.50%, 2/1/48 (6) 8,665 9,410
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.25%, 11/1/45  5,000 5,422
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.50%, 11/1/51  2,250 2,408
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.75%, 2/15/44  1,890 1,443
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,672
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 1,006
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (4) 1,230 1,231
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (4) 2,470 2,470
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  3,750 3,161
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,885
New York Power Auth., Series A, 4.00%, 11/15/45  2,210 2,117
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,184
New York State Thruway Auth., Series B, 4.00%, 1/1/38  3,930 3,988
New York Transportation Dev., 5.375%, 6/30/60 (3) 4,145 4,119
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (3) 1,025 1,026
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (3) 6,000 6,101
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (3) 2,115 2,181
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (2)(3) 9,500 9,652
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 5.50%, 6/30/54 (3) 3,760 3,816
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/55 (3) 2,475 2,623
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/59 (3) 9,375 9,896
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  3,000 2,711
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (3) 4,475 4,540

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (3) 2,500 2,546
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 4,001
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  5,500 6,034
253,385
NORTH CAROLINA  1.9%
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,542
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(3) 7,615 7,967
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,234
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,000 5,462
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  3,250 3,233
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 706
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,039
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,476
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 669
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,958
North Carolina Turnpike Auth., 5.00%, 1/1/40  10,900 11,275
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (3) 705 754
Union County, Series C, GO, 2.50%, 9/1/37  4,590 4,158
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,543
52,016
OHIO  1.7%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 14,002
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 216
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 242
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,301
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,310
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,352
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,862
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,783

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  2,750 2,950
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,061
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,920
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 674
Ohio, Series A, 5.00%, 1/15/50  5,640 5,660
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (3)(4) 400 402
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (4) 1,625 1,642
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 995
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 287
Summit County DFA, Akron Properties, Series A, 5.50%,
7/1/60 (5) 2,175 2,269
47,928
OKLAHOMA  0.9%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 416
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,094
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,661
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  5,575 6,023
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,642
24,844
OREGON  0.3%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,844
Oregon Fac. Auth., Peacehealth, Series B, VRDN, 3.20%,
8/1/34  935 935
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (3) 2,115 2,131
Port of Portland Airport, Series A, 4.00%, 7/1/39 (3) 3,525 3,533
8,443
PENNSYLVANIA  2.7%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (2)(3) 7,500 7,817
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (4) 3,035 2,967
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (10) 260 280
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 710
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,032
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,825

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 2,500 2,501
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (3) 3,895 3,934
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (3) 2,250 2,460
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (3) 3,935 4,128
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (3) 7,520 7,952
Pennsylvania Higher Ed. Assistance Agency, Series 1A, 5.00%,
6/1/34 (3) 2,150 2,342
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,335 3,629
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,410 4,866
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,005 2,190
Pennsylvania State Univ., Series A, 5.00%, 9/1/44  5,450 5,946
Philadelphia Auth. for Ind. Dev., Univ. Science, 5.00%, 11/1/47  480 467
Philadelphia Auth. for Ind. Dev., Univ. Science, 5.00%, 11/1/47
(Prerefunded 5/1/27) (10) 470 485
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,643
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,563
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 3.25%, 7/1/54  5,900 5,900
75,637
PUERTO RICO  4.3%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (12) 13,403 8,779
Puerto Rico Commonwealth, VR, GO, 11/1/51 (12) 29,388 19,543
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 1,050 1,103
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (4) 3,965 4,186
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 1,205 1,246
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,915 3,031
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 5,250 5,472
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 2,225 2,329
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 1,200 1,244

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,149
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,232
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,226
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  4,804 4,510
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,857
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,407
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,562
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 35 23
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 60 40
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 475 316
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 130 87
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 170 113
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(9) 660 441
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 215 143
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 260 173
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 1,575 1,049
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 500 333
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 680 453
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 165 110
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 140 93
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 60 40
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 160 107

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 125 83
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 70 47
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 55 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 525 350
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 120 80
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 60 40
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,542
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 25,244
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,608 8,425
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,666 2,545
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,511
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,306
121,734
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 490 191
191
SOUTH CAROLINA  1.3%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,956 3,578
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,302
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,236 844
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,807
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,359
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy, Series A, 5.50%, 6/15/33  3,825 3,822
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.15%, 8/15/55 (4) 2,000 2,075
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  5,000 5,082

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  1,100 1,094
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,104
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (2) 4,500 5,021
South Carolina State Housing Fin. & Dev. Auth., Series C,
4.80%, 7/1/45  3,800 3,824
35,912
SOUTH DAKOTA  0.6%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,942
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,459
16,401
TENNESSEE  2.2%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,377
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (5) 1,000 1,051
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (5) 1,500 1,570
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (5) 3,030 3,082
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (5) 1,200 1,217
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  515 538
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,095
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (3) 2,115 2,155
Metropolitan Nashville Airport Auth., Series B, 5.25%, 7/1/51 (3)
(6) 7,725 8,052
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 10,405 10,882
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (4) 850 847
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,320
Tennessee Energy Acquisition, Series A, 5.00%, 11/1/34  7,500 8,152
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35  11,025 11,875
60,213
TEXAS  13.2%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,471
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (4) 500 462
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (4) 340 309

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (4) 3,370 3,042
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,464
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,817
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,832
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,252
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,306
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,346
Austin Airport System Revenue, 5.00%, 11/15/43 (3) 1,000 1,044
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (3) 2,770 2,787
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 921
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  5,000 4,135
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,783
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  4,675 5,206
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  2,250 2,479
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,745
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,819
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/38  2,000 2,233
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/40  7,415 8,038
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/43 (3) 7,000 7,584
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,775
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,010
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 804
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 803
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (4) 1,560 1,600
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (4) 575 592
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (4) 925 951
Grand Parkway Transportation, Grand Parkway System, First
Tier, 4.00%, 10/1/49  4,500 4,120

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Gulf Coast IDA, ExxonMobil Project, VRDN, 3.25%, 11/1/41  1,600 1,600
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 3.30%,
2/2/26  3,200 3,200
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 485
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,050 7,605
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,200 7,682
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  7,685 7,173
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (2) 2,025 2,130
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (2) 4,000 4,143
Houston Airport, Series A, 5.00%, 7/1/36 (3) 775 802
Houston Airport, Series A, 5.00%, 7/1/37 (3) 1,495 1,543
Houston Airport, Series A, 5.00%, 7/1/41 (3) 2,290 2,343
Houston Airport, Series A, 5.25%, 7/1/42 (2)(3) 5,000 5,410
Houston Airport, Series A, 5.25%, 7/1/43 (2)(3) 1,550 1,659
Houston Airport, Series A, 5.50%, 7/1/44 (3) 2,000 2,184
Houston Airport, Series A, 5.50%, 7/1/45 (3) 2,000 2,160
Houston Airport, Series C, 5.00%, 7/1/31 (3) 2,115 2,213
Houston Airport, Series C, 5.00%, 7/1/32 (3) 2,645 2,762
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (3) 2,450 2,669
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,201
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,330
Judson Independent School Dist., GO, 4.00%, 2/1/53  5,105 4,665
Klein Independent School Dist., GO, 4.00%, 8/1/47  5,000 4,723
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/40  3,000 3,396
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/41  950 1,067
Longview Independent School Dist., GO, 4.00%, 2/15/49  7,500 7,008
Mansfield Independent School Dist., GO, 4.00%, 2/15/49  4,700 4,392
Mansfield Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,269
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,243
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 4,440 4,456
Mission Economic Dev., Solid Waste Disposal, Series A, VRDN,
3.45%, 5/1/46 (Tender 3/2/26) (3) 3,500 3,501
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 476

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 526
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 290
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 856
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,485
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  4,250 4,615
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(9) 860 370
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 197
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 711
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,143
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,770
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,466
Northwest Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,269
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/54  5,000 5,230
Permanent Univ. Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,610
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 4.00%, 1/1/50 (3)(4) 1,000 774
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (3)(4) 1,750 1,724
Prosper Independent School Dist., GO, 4.00%, 2/15/54  6,070 5,483
San Antonio Water System, Junior Lien, Series B, 5.00%,
5/15/45  5,250 5,615
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,540
Spring Independent School Dist., GO, 5.25%, 8/15/45  3,500 3,813
Tarrant County Cultural Ed. Fac. Fin., Baylos Scott & White
Health Project, Series E, 5.00%, 11/15/44 (6) 2,800 3,020
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 420
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 785
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 869
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,876
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (8)(9) 1,632 —
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. of Dallas
Project, Series A, VRDN, 3.15%, 10/1/41  23,900 23,900
Texas, Series A, GO, 4.125%, 8/1/46 (3) 8,850 8,320

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Texas, Series A, GO, 5.00%, 8/1/41 (3) 6,030 6,460
Texas, Series A, GO, 5.00%, 8/1/42 (3) 6,335 6,722
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  6,935 7,706
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  100 103
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,737
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 16,175
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 2,000 1,951
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (3) 5,620 5,796
Texas Transportation Fin., Series A, 5.50%, 10/1/55  14,300 15,478
370,220
UTAH  1.8%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (4) 4,715 4,741
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/39 (2) 1,300 1,381
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (2) 1,900 2,092
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series C, 5.00%, 7/15/35 (4) 1,250 1,260
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (4) 2,175 2,137
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (4) 940 965
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (4) 1,880 1,925
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  585 605
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  11,374 11,787
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 5,000 5,083
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (3) 4,490 4,498
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (3) 3,650 3,734
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (4) 3,087 3,068
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (4) 2,700 2,787
Utah Transit Auth., 5.00%, 12/15/43  4,700 5,206
51,269

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 5.75%, 2/1/45  3,000 2,982
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  4,450 4,417
7,399
VIRGINIA  3.4%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,475
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (2) 3,285 3,299
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,154
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,165
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 4,148
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,388
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (2) 4,300 4,547
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,407
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,563
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,493
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,429
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 378
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,519
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,469
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,245 1,879
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,678
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,174
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,056
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 1,950 1,627
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 6,890 6,911
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (3) 5,000 5,005

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (3) 1,045 983
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (3) 5,650 4,905
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 705 676
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (3) 6,680 6,363
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (3) 7,220 6,814
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,945 3,614
94,119
WASHINGTON  3.3%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,378
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 2,023
King County, GO, 5.00%, 12/1/43  3,310 3,626
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (3) 3,000 3,357
Port of Seattle, Intermediate Lien, Series B, 5.25%, 10/1/43 (3) 7,500 8,223
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (3) 2,750 2,855
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  9,530 9,906
Seattle Municipal Light & Power Revenue, 5.25%, 2/1/55  5,150 5,459
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,034
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,730
Washington State Housing Fin. Commission, Series 2025-1,
Class A-1, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (10) 4,159 4,035
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (10) 3,262 3,128
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/40 (4)(5) 1,000 1,055
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (4)(5) 4,750 4,776
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.25%, 7/1/55 (4)(5) 6,115 6,120
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.50%, 7/1/50 (4) 3,975 3,943
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  9,035 8,307
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.50%, 7/1/49  2,000 2,004
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,705 4,615

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,776 9,342
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 3,525 3,166
93,082
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 325 329
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 325 329
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (4) 275 290
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (3) 1,150 1,154
2,102
WISCONSIN  2.9%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,632
PFA, Campus Real Estate Holding, Series A, 5.00%, 6/1/35  1,100 1,191
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (4) 3,000 2,944
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (5) 4,880 5,099
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (3) 12,390 12,831
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (3) 10,850 11,220
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (3) 2,300 2,539
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (3) 3,875 4,278
PFA, Heritage Bend Project, Zero Coupon, 12/15/42 (4) 17,500 5,425
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 861
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,241
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 364
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,000 1,026
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,729
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,484
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 520
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,390

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (4) 1,350 1,356
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/45 (5) 950 977
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (4)
(10) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (4)
(10) 35 38
PFA, Unrefunded Balance, 5.00%, 4/1/40 (4) 375 379
PFA, Unrefunded Balance, 5.00%, 4/1/50 (4) 670 621
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,742
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,285 3,583
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  3,120 3,089
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,244
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,677
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (4) 2,570 2,298
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4) 2,325 2,327
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4) 705 669
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4) 740 687
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (4) 1,165 817
82,305
Total Municipal Securities (Cost $2,809,218) 2,802,735
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,065 3,367
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,158) 3,367
Total Investments in Securities  100.1%
(Cost $2,813,376) $ 2,806,102
Other Assets Less Liabilities (0.1)% (4,016)
Net Assets 100.0% $ 2,802,086
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Insured by Assured Guaranty Incorporated

T. ROWE PRICE Summit Municipal Income Fund

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(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $231,561 and represents 8.3% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Non-income producing
(10) Prerefunded date is used in determining portfolio maturity.
(11) Insured by National Public Finance Guarantee Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Summit Municipal Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,806,102 $ — $ 2,806,102
Common Stocks — — — —
Total $ — $ 2,806,102 $ — $ 2,806,102
1
Includes Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Summit Municipal Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F84-054Q1 01/26